UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5454

Dreyfus New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

New Jersey Municipal

Bond Fund, Inc.

SEMIANNUAL REPORT June 30, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
24	Financial Highlights
29	Notes to Financial Statements
38	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
New Jersey Municipal
Bond Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New Jersey Municipal Bond Fund, covering the six-month period from January 1, 2015, through June 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The municipal bond market proved volatile on its way to posting modestly positive returns over the first half of 2015. U.S. fixed-income markets rallied when the economic recovery stalled during the first quarter of the year due to unusually harsh winter weather and a strengthening U.S. dollar. However, bonds generally lost value during the second quarter when economic growth seemed to regain momentum. Municipal bonds also were affected by changing supply-and-demand dynamics, including an increase in issuance volumes.

We expect economic uncertainty and bouts of market volatility to persist over the near term as Europe continues to struggle with instability in Greece, China addresses a stubborn economic slowdown, geopolitical conflicts flare across the Middle East, and U.S. investors await the first in a series of short-term interest rate hikes. We remain more optimistic regarding the economy’s long-term outlook, which we believe should be supported by improved consumer and business confidence as well as aggressively accommodative monetary policies from many of the world’s major central banks.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2015, through June 30, 2015, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2015, Dreyfus New Jersey Municipal Bond Fund’s Class A shares produced a total return of –0.24%, Class C shares returned –0.61%, Class I shares returned –0.20%, Class Y shares returned –0.20%, and Class Z shares returned –0.23%.1 In comparison, the Barclays Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within New Jersey, achieved a total return of 0.12% for the same period.2

Municipal bonds generally produced flat returns, as gains early in the reporting period were balanced by subsequent declines stemming from rising long-term interest rates. New Jersey municipal bonds underperformed national market averages, causing the fund to lag its benchmark.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital.To pursue its goal the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal and New Jersey state income taxes. The fund invests at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years.

We focus on identifying undervalued sectors and securities and minimizing the use of interest rate forecasting. We select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities, and to exploit pricing inefficiencies in the municipal

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

bond market.We actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Fluctuating Interest Rates Sparked Market Volatility

Over the months prior to the start of the reporting period, global investors seeking more competitive yields that were available in overseas markets flocked to higher yielding investments in the United States, and the resulting supply-and-demand imbalance put downward pressure on U.S. bond yields.This trend began to reverse in early 2015, when longer term interest rates drifted higher amid stronger-than-expected employment data and expectations of short-term rate hikes later this year.An economic soft patch during the winter caused yields to moderate temporarily, but longer term interest rates resumed their climb when economic growth reaccelerated in the spring, resulting in generally flat market returns for the reporting period overall. Likewise, in the wake of more favorable supply-and-demand dynamics during 2014, issuance volumes climbed dramatically over the first five months of 2015 as issuers rushed to refinance existing debt before expected increases in interest rates.

Despite isolated pockets of weakness in Illinois and Puerto Rico, underlying credit conditions have improved for most state and local governments as tax revenues climbed beyond pre-recession levels. However, New Jersey has not participated fully in the national recovery, and its fiscal condition continued to struggle with a heavy debt load and public pension shortfalls.

Security Selection Strategy Bolstered Relative Results

Early in the reporting period, the fund’s focus on longer maturities fully captured the benefits of falling long-term interest rates and narrowing yield differences along the market’s maturity spectrum. However, this strategy proved counterproductive when rates rose during the spring of 2015, more than offsetting previous gains.

Our security selection strategy proved more beneficial, as we maintained overweighted exposure to BBB- and A-rated revenue-backed bonds. The fund achieved especially strong results from revenue bonds backed by hospitals, industrial development projects, transportation facilities, and the state’s settlement of litigation with U.S. tobacco companies.The fund also benefited from its lack of exposure to Puerto Rico bonds.

In contrast, laggards for the reporting period included higher quality bonds from providers of essential municipal services, such as utilities, sewer districts, and water facilities.

A More Cautious Interest Rate Posture

The U.S. economic recovery has gained traction, municipal bond issuance volumes have increased, and investors expect higher short-term interest rates later this year. Therefore, in anticipation of heightened market volatility, we have adopted a somewhat more cautious interest rate posture by adjusting the fund’s average duration to a position that is only modestly longer than the benchmark.We are more optimistic regarding the market’s longer term prospects in light of robust investor demand and improving credit fundamentals, and we have retained the fund’s emphasis on revenue bonds with strong income characteristics. In light of New Jersey’s fiscal struggles, we have focused the fund’s general obligation holdings on securities issued by higher rated counties.

July 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
I, Class Y, and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Capital gains, if any, are fully taxable. Return figures reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation which may be terminated after May 1, 2016. Had these expenses not been absorbed, the returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Bond Fund, Inc. from January 1, 2015 to June 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2015

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.21	$7.91	$2.97	$2.97	$3.27
Ending value (after expenses)	$997.60	$993.90	$998.00	$998.00	$997.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2015

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.26	$8.00	$3.01	$3.01	$3.31
Ending value (after expenses)	$1,020.58	$1,016.86	$1,021.82	$1,021.82	$1,021.52

† Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.60% for Class C, .60% for
Class I, .60% for Class Y and .66% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.6%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey—96.4%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	7,275,000		7,480,519
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.00	2/15/34	1,000,000		1,068,910
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.75	2/15/42	5,000,000		5,620,600
Delaware River Port Authority,
Revenue	5.00	1/1/30	3,500,000	[a]	3,911,565
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/21	685,000	[b]	589,552
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/26	745,000	[b]	510,154
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/28	2,345,000	[b]	1,416,591
Essex County,
General Improvement GO	5.00	8/1/23	9,000,000		10,436,760
Garden State Preservation Trust,
Revenue (Open Space and
Farmland Preservation Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.75	11/1/28	10,000,000		12,283,400
Gloucester County Improvement
Authority, County Guaranteed
Loan Revenue (County
Capital Program)	5.00	4/1/38	7,000,000		7,570,850
Gloucester County Pollution
Control Financing Authority,
PCR (Logan Project)	5.00	12/1/24	1,000,000		1,117,920
Gloucester Township Municipal
Utilities Authority, Sewer
Revenue (Insured; AMBAC)	5.65	3/1/18	985,000		1,047,213

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Hudson County Improvement
Authority, Harrison Stadium
Land Acquisition Special
Obligation Revenue (Harrison
Redevelopment Project)
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/15/34	3,000,000	[b]	1,371,030
Irvington Township,
GO (Fiscal Year Adjustment
Bonds and General Improvement
Bonds) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/15/32	2,000,000		2,217,680
Mercer County Improvement
Authority, County Secured Open
Space Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/40	3,290,000		3,301,350
Middletown Township Board of
Education, GO	5.00	8/1/25	2,000,000		2,299,900
Middletown Township Board of
Education, GO	5.00	8/1/26	2,935,000		3,357,346
Monroe Township Board of
Education, School District GO	5.00	3/1/34	1,250,000		1,418,000
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.00	6/15/24	3,000,000		3,314,730
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.00	6/15/28	3,625,000		3,899,775
New Jersey Economic Development
Authority, Department of
Human Services Composite
Revenue (Division of
Developmental Disabilities)	6.25	7/1/24	1,010,000		1,034,280
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Mental Health Services)	6.10	7/1/17	575,000		577,099
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/20	3,350,000	[b]	2,919,291

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Motor Vehicle Surcharge
Revenue (Insured; National Public
Finance Guarantee Corp.)	0.00	7/1/21	2,620,000	[b]	2,198,337
New Jersey Economic Development
Authority, Private Activity
Revenue (The Goethals Bridge
Replacement Project)	5.38	1/1/43	3,500,000		3,763,025
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/17	5,000,000	[b]	4,840,800
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/18	2,500,000	[b]	2,344,350
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/20	6,500,000	[b]	5,683,145
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/22	6,000,000	[b]	4,826,520
New Jersey Economic Development
Authority, Revenue (Provident
Group—Rowan Properties
L.L.C.—Rowan University
Student Housing Project)	5.00	1/1/35	1,000,000		1,056,650
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.75	9/1/23	3,765,000		4,138,074
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Insured; AMBAC)	5.50	9/1/24	10,000,000		11,222,800
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/27	10,000,000		11,343,900

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental
Airlines, Inc. Project)	5.25	9/15/29	8,050,000	[a]	8,729,822
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.10	6/1/23	3,000,000		3,328,980
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.60	11/1/34	6,600,000		7,407,972
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.70	10/1/39	5,000,000		5,691,950
New Jersey Educational Facilities
Authority, Revenue (Kean
University Issue)	5.00	9/1/21	1,500,000		1,668,480
New Jersey Educational Facilities
Authority, Revenue (Montclair
State University Issue)	5.25	7/1/38	2,000,000		2,188,840
New Jersey Educational Facilities
Authority, Revenue (New Jersey
City University Issue) (Insured;
Assured Guaranty Corp.)	5.00	7/1/35	12,165,000		13,232,844
New Jersey Educational Facilities
Authority, Revenue (New Jersey
Institute of Technology Issue)	5.00	7/1/31	2,000,000		2,232,780
New Jersey Educational Facilities
Authority, Revenue (Princeton
Theological Seminary Issue)	5.00	7/1/29	5,000,000		5,773,850
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.50	9/1/17	1,500,000		1,504,305
New Jersey Educational Facilities
Authority, Revenue (Ramapo
College of New Jersey Issue)	5.00	7/1/42	3,000,000		3,237,720
New Jersey Educational Facilities
Authority, Revenue (Seton Hall
University Issue)	6.25	7/1/37	5,000,000		5,725,400

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/27	5,000,000	5,274,750
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/34	7,455,000	7,874,642
New Jersey Educational Facilities
Authority, Revenue (The
College of New Jersey Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	5,000,000	5,454,200
New Jersey Educational Facilities
Authority, Revenue (The
William Paterson University of
New Jersey Issue)	5.00	7/1/22	2,165,000	2,510,036
New Jersey Educational Facilities
Authority, Revenue (The
William Paterson University of
New Jersey Issue) (Insured;
Assured Guaranty Corp.)	5.00	7/1/38	3,745,000	4,071,452
New Jersey Health Care Facilities
Financing Authority,
Revenue (AHS Hospital
Corporation Issue)	5.00	7/1/27	5,400,000	5,841,936
New Jersey Health Care Facilities
Financing Authority, Revenue
(AtlantiCare Regional Medical
Center Issue)	5.00	7/1/22	3,975,000	4,220,496
New Jersey Health Care Facilities
Financing Authority, Revenue
(Barnabas Health Issue)	5.63	7/1/32	3,000,000	3,383,100
New Jersey Health Care Facilities
Financing Authority, Revenue
(General Hospital Center at
Passaic, Inc. Obligated Group
Issue) (Insured; Assured
Guaranty Municipal Corp.)
(Escrowed to Maturity)	6.75	7/1/19	550,000	612,986
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue)	5.00	1/1/28	2,780,000	3,027,225

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;
Assured Guaranty Corp.)	5.25	1/1/36	2,900,000		3,103,261
New Jersey Health Care Facilities
Financing Authority, Revenue
(Kennedy Health System
Obligated Group Issue)	5.00	7/1/31	1,525,000		1,649,745
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)	5.00	7/1/23	2,500,000		2,873,300
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)	5.00	7/1/26	1,000,000		1,114,130
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue) (Insured;
Assured Guaranty Corp.)	5.00	7/1/38	4,775,000		5,051,520
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)	5.00	7/1/31	4,950,000		5,379,314
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured; National
Public Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	7/1/23	2,280,000	[b]	1,896,458
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (Insured;
Assured Guaranty Corp.)	5.50	7/1/38	5,000,000		5,513,800
New Jersey Health Care Facilities
Financing Authority, State
Contract Revenue (Hospital
Asset Transformation Program)	5.25	10/1/38	13,595,000		14,496,484

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Higher Education
Student Assistance
Authority, Senior Student
Loan Revenue	5.00	12/1/21	1,800,000		2,017,098
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/25	770,000		813,112
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/26	1,850,000		1,949,493
New Jersey Highway Authority,
Revenue (Garden State Parkway)
(Escrowed to Maturity)	6.00	1/1/19	5,645,000		6,442,018
New Jersey Housing and Mortgage
Finance Agency,
Multi-Family Revenue	4.95	5/1/41	7,000,000		7,307,300
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.20	10/1/25	4,620,000		4,887,868
New Jersey Housing and Mortgage
Finance Agency, SFHR	6.38	10/1/28	1,530,000		1,588,339
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.25	10/1/37	310,000		318,150
New Jersey Institute of
Technology, GO	5.00	7/1/31	3,385,000		3,834,867
New Jersey Institute of
Technology, GO	5.00	7/1/32	1,000,000		1,106,180
New Jersey Transportation Trust
Fund Authority
(Transportation System)	5.50	12/15/23	7,000,000	[a]	7,840,490
New Jersey Transportation Trust
Fund Authority
(Transportation System)	5.50	6/15/31	2,500,000	[a]	2,658,875
New Jersey Transportation Trust
Fund Authority
(Transportation System)	6.00	12/15/38	6,565,000	[a]	7,284,787
New Jersey Transportation Trust
Fund Authority
(Transportation System)
(Insured; AMBAC)	5.25	12/15/22	5,000,000	[a]	5,515,800

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	0.00	12/15/24	1,000,000	[a,b]	650,130
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/32	8,000,000	[a]	8,082,640
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Prerefunded)	6.00	12/15/18	1,435,000	[c]	1,673,253
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	35,000	[a]	36,072
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/23	3,000,000	[a]	3,528,150
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/25	4,000,000	[a]	4,762,880
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/26	2,000,000	[a]	2,292,980
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/34	2,000,000	[a]	2,239,800
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/35	3,000,000	[a]	3,274,260
New Jersey Turnpike Authority,
Turnpike Revenue	5.25	1/1/40	5,420,000	[a]	5,964,764
New Jersey Turnpike Authority,
Turnpike Revenue
(Escrowed to Maturity)	6.50	1/1/16	20,000		20,630
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal Corp.)	6.50	1/1/16	165,000	[a]	170,199
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	1/1/27	3,000,000	[a]	3,629,790
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.50	1/1/16	2,310,000	[a]	2,380,755
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.14	1/1/30	5,500,000	[a,d]	5,115,000

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
North Hudson Sewerage Authority,
Gross Revenue Senior Lien
Lease Certificates (Master
Lease Agreeement)	5.00	6/1/24	1,000,000		1,139,010
North Hudson Sewerage Authority,
Gross Revenue Senior Lien
Lease Certificates (Master
Lease Agreement)	5.00	6/1/42	10,320,000		11,073,463
North Jersey District
Water Supply Commission,
Sewer Revenue
(Wanaque South Project)
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	6.00	7/1/19	1,145,000		1,252,218
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	3,000,000	[a]	3,573,420
Port Authority of New York and New
Jersey (Consolidated Bonds,
167th Series)	5.00	9/15/24	3,675,000	[a]	4,108,797
Port Authority of New York and New
Jersey (Consolidated Bonds,
167th Series)	5.50	9/15/26	7,600,000	[a]	8,676,768
Port Authority of New York and New
Jersey (Consolidated Bonds,
172nd Series)	5.00	10/1/33	5,000,000	[a]	5,488,300
Port Authority of New York and New
Jersey (Consolidated Bonds,
178th Series)	5.00	12/1/24	2,000,000	[a]	2,314,660
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series)	5.00	9/1/31	2,270,000	[a]	2,527,463
Port Authority of New York and New
Jersey (Consolidated Bonds,
186th Series)	5.00	10/15/44	9,730,000	[a]	10,541,190
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)	5.00	12/1/20	2,500,000	[a]	2,836,575

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/15	5,000,000	[a]	5,096,400
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/30	7,550,000	[b]	4,224,225
Rutgers, The State University,
GO	5.00	5/1/26	5,000,000		5,831,550
Rutgers, The State University,
GO	5.00	5/1/39	3,450,000		3,837,953
Salem County Pollution Control
Financing Authority, PCR
(Chambers Project)	5.00	12/1/23	1,000,000		1,093,960
South Jersey Port Corporation,
Marine Terminal Revenue	5.75	1/1/23	4,000,000	[a]	4,444,080
South Jersey Port Corporation,
Marine Terminal Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/34	2,900,000	[a]	3,222,451
South Jersey Port Corporation,
Marine Terminal Revenue (Insured;
Assured Guaranty Corp.)	5.88	1/1/39	6,000,000	[a]	6,685,800
South Jersey Transportation
Authority, Transportation
System Revenue	5.00	11/1/23	4,250,000	[a]	4,644,230
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	4,000,000		3,830,960
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.75	6/1/34	2,800,000		2,062,144
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	13,050,000		9,699,152

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related—2.2%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	2,000,000	2,138,320
Guam Waterworks Authority,
Water and Wastewater System
Revenue (Prerefunded)	6.00	7/1/15	1,000,000 [c]	1,000,150
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan Note)	5.00	10/1/25	5,000,000	5,582,850
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan Notes)	5.00	10/1/25	2,000,000	2,191,140

Total Investments (cost $457,650,919)			98.6%	490,756,803
Cash and Receivables (Net)			1.4%	6,726,302
Net Assets			100.0%	497,483,105

a At June 30, 2015, the fund had $142,228,893 or 28.6% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from transportation.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	28.6	County	2.6
Education	21.0	Prerefunded	2.6
Health Care	17.7	Industrial	1.0
Special Tax	4.7	Resource Recovery	.2
Utility-Water and Sewer	4.4	Utility-Electric	.2
Asset-Backed	3.1	Other	6.4
Lease	3.1
Housing	3.0		98.6

† Based on net assets.

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			457,650,919		490,756,803
Cash					436,896
Interest receivable					6,849,102
Prepaid expenses					35,204
					498,078,005
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					334,061
Payable for shares of Common Stock redeemed					200,559
Accrued expenses					60,280
					594,900
Net Assets ($)					497,483,105
Composition of Net Assets ($):
Paid-in capital					480,679,950
Accumulated undistributed investment income—net					120,829
Accumulated net realized gain (loss) on investments					(16,423,558)
Accumulated net unrealized appreciation
(depreciation) on investments					33,105,884
Net Assets ($)					497,483,105

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	365,105,691	10,147,748	7,151,504	602,208	114,475,954
Shares Outstanding	28,543,548	794,057	558,955	47,071	8,947,812
Net Asset Value
Per Share ($)	12.79	12.78	12.79	12.79	12.79
See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Investment Income ($):
Interest Income	10,941,089
Expenses:
Management fee—Note 3(a)	1,521,782
Shareholder servicing costs—Note 3(c)	607,768
Professional fees	42,319
Distribution fees—Note 3(b)	40,327
Registration fees	32,881
Custodian fees—Note 3(c)	22,568
Directors’ fees and expenses—Note 3(d)	19,678
Prospectus and shareholders’ reports	11,011
Loan commitment fees—Note 2	1,816
Miscellaneous	25,328
Total Expenses	2,325,478
Less—reduction in expenses due to undertaking—Note 3(a)	(248,840)
Less—reduction in fees due to earnings credits—Note 3(c)	(143)
Net Expenses	2,076,495
Investment Income—Net	8,864,594
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	561,164
Net unrealized appreciation (depreciation) on investments	(10,494,723)
Net Realized and Unrealized Gain (Loss) on Investments	(9,933,559)
Net (Decrease) in Net Assets Resulting from Operations	(1,068,965)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Operations ($):
Investment income—net	8,864,594	18,737,532
Net realized gain (loss) on investments	561,164	(8,749,621)
Net unrealized appreciation
(depreciation) on investments	(10,494,723)	39,906,546
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,068,965)	49,894,457
Dividends to Shareholders from ($):
Investment income—net:
Class A	(6,374,848)	(13,577,522)
Class C	(143,440)	(272,706)
Class I	(107,444)	(155,793)
Class Y	(11,134)	(3,803)
Class Z	(2,106,899)	(4,461,805)
Net realized gain on investments:
Class A	—	(84,446)
Class C	—	(2,064)
Class I	—	(894)
Class Z	—	(26,277)
Total Dividends	(8,743,765)	(18,585,310)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	5,859,790	13,646,742
Class C	1,228,124	2,187,556
Class I	2,842,496	2,689,152
Class Y	—	609,416
Class Z	1,563,155	3,600,368

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A	4,806,443	10,399,320
Class C	63,016	129,642
Class I	87,323	130,273
Class Y	199	179
Class Z	1,721,592	3,674,335
Cost of shares redeemed:
Class A	(22,030,975)	(41,647,160)
Class C	(1,739,964)	(1,079,336)
Class I	(473,075)	(1,658,087)
Class Z	(6,900,982)	(10,205,664)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(12,972,858)	(17,523,264)
Total Increase (Decrease) in Net Assets	(22,785,588)	13,785,883
Net Assets ($):
Beginning of Period	520,268,693	506,482,810
End of Period	497,483,105	520,268,693
Undistributed investment income—net	120,829	—

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Capital Share Transactions:
Class A
Shares sold	450,432	1,065,459
Shares issued for dividends reinvested	369,750	808,651
Shares redeemed	(1,693,177)	(3,257,090)
Net Increase (Decrease) in Shares Outstanding	(872,995)	(1,382,980)
Class C
Shares sold	94,340	170,033
Shares issued for dividends reinvested	4,854	10,092
Shares redeemed	(134,541)	(84,446)
Net Increase (Decrease) in Shares Outstanding	(35,347)	95,679
Class Ia
Shares sold	217,955	208,589
Shares issued for dividends reinvested	6,729	10,117
Shares redeemed	(36,469)	(128,994)
Net Increase (Decrease) in Shares Outstanding	188,215	89,712
Class Ya
Shares sold	—	46,964
Shares issued for dividends reinvested	15	14
Net Increase (Decrease) in Shares Outstanding	15	46,978
Class Z
Shares sold	120,437	280,190
Shares issued for dividends reinvested	132,428	285,623
Shares redeemed	(529,718)	(795,245)
Net Increase (Decrease) in Shares Outstanding	(276,853)	(229,432)

a During the period ended December 31, 2014, 8,723 Class I shares representing $111,919, were exchanged for
8,723 Class Y shares.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2015			Year Ended December 31,
Class A Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	13.04	12.27	13.42	13.01	12.25	12.70
Investment Operations:
Investment income—net[a]	.22	.46	.47	.49	.53	.54
Net realized and unrealized
gain (loss) on investments	(.25)	.76	(1.15)	.41	.75	(.46)
Total from Investment Operations	(.03)	1.22	(.68)	.90	1.28	.08
Distributions:
Dividends from
investment income—net	(.22)	(.45)	(.46)	(.49)	(.52)	(.53)
Dividends from net realized
gain on investments	—	(.00)[b]	(.01)	—	—	—
Total Distributions	(.22)	(.45)	(.47)	(.49)	(.52)	(.53)
Net asset value, end of period	12.79	13.04	12.27	13.42	13.01	12.25
Total Return (%)[c]	(.24)[d]	10.11	(5.18)	6.96	10.72	.56
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95 [e]	.95	.94	.96	.96	.95
Ratio of net expenses
to average net assets	.85 [e]	.85	.85	.85	.85	.85
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	.00 [f]	.00 [f]	—	—	—
Ratio of net investment income
to average net assets	3.46 [e]	3.59	3.62	3.68	4.23	4.22
Portfolio Turnover Rate	3.91 [d]	10.18	11.31	12.10	9.58	18.88
Net Assets, end of period
($ x 1,000)	365,106	383,670	377,986	457,618	443,882	435,549

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

Six Months Ended
June 30, 2015			Year Ended December 31,
Class C Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	13.03	12.26	13.40	13.00	12.24	12.68
Investment Operations:
Investment income—net[a]	.18	.36	.37	.39	.43	.45
Net realized and unrealized
gain (loss) on investments	(.26)	.77	(1.13)	.40	.76	(.45)
Total from Investment Operations	(.08)	1.13	(.76)	.79	1.19	—
Distributions:
Dividends from
investment income—net	(.17)	(.36)	(.37)	(.39)	(.43)	(.44)
Dividends from net realized
gain on investments	—	(.00)[b]	(.01)	—	—	—
Total Distributions	(.17)	(.36)	(.38)	(.39)	(.43)	(.44)
Net asset value, end of period	12.78	13.03	12.26	13.40	13.00	12.24
Total Return (%)[c]	(.61)[d]	9.29	(5.82)	6.09	9.90	(.13)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71 [e]	1.72	1.72	1.74	1.73	1.72
Ratio of net expenses
to average net assets	1.60 [e]	1.60	1.60	1.60	1.60	1.60
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	.00 [f]	.00 [f]	—	—	—
Ratio of net investment income
to average net assets	2.72 [e]	2.82	2.87	2.92	3.48	3.45
Portfolio Turnover Rate	3.91 [d]	10.18	11.31	12.10	9.58	18.88
Net Assets, end of period
($ x 1,000)	10,148	10,808	8,997	10,403	9,035	9,080

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2015			Year Ended December 31,
Class I Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	13.05	12.28	13.42	13.02	12.25	12.70
Investment Operations:
Investment income—net[a]	.24	.49	.50	.50	.54	.57
Net realized and unrealized
gain (loss) on investments	(.26)	.77	(1.14)	.41	.77	(.47)
Total from Investment Operations	(.02)	1.26	(.64)	.91	1.31	.10
Distributions:
Dividends from
investment income—net	(.24)	(.49)	(.49)	(.51)	(.54)	(.55)
Dividends from net realized
gain on investments	—	(.00)[b]	(.01)	—	—	—
Total Distributions	(.24)	(.49)	(.50)	(.51)	(.54)	(.55)
Net asset value, end of period	12.79	13.05	12.28	13.42	13.02	12.25
Total Return (%)	(.20)[c]	10.38	(4.88)	7.04	10.97	.70
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72 [d]	.72	.72	.74	.76	.72
Ratio of net expenses
to average net assets	.60 [d]	.60	.62	.70	.70	.70
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	.00 [e]	.00 [e]	—	—	—
Ratio of net investment income
to average net assets	3.71 [d]	3.82	3.84	3.82	4.36	4.34
Portfolio Turnover Rate	3.91 [c]	10.18	11.31	12.10	9.58	18.88
Net Assets, end of period
($ x 1,000)	7,152	4,837	3,450	4,527	2,586	2,252

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

	Six Months Ended
	June 30, 2015	Year Ended December 31,
Class Y Shares	(Unaudited)	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	13.05	12.27	12.77
Investment Operations:
Investment income—net[b]	.24	.38	.26
Net realized and unrealized
gain (loss) on investments	(.26)	.87	(.51)
Total from Investment Operations	(.02)	1.25	(.25)
Distributions:
Dividends from investment income—net	(.24)	(.47)	(.25)
Dividends from net realized gain on investments	—	(.00)[c]	—
Total Distributions	(.24)	(.47)	(.25)
Net asset value, end of period	12.79	13.05	12.27
Total Return (%)	(.20)[d]	10.37	(1.96)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70 [e]	.76	.68	[e]
Ratio of net expenses to average net assets	.60 [e]	.63	.60	[e]
Ratio of interest and expense related to
floating rate notes issued to average net assets	—	.00 [f]	.00	[e,f]
Ratio of net investment income
to average net assets	3.72 [e]	3.59	4.11	[e]
Portfolio Turnover Rate	3.91 [d]	10.18	11.31
Net Assets, end of period ($ x 1,000)	602	614	1

a	From July 1, 2013 (commencement of initial offering) to December 31, 2013.
b	Based on average shares outstanding.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2015			Year Ended December 31,
Class Z Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	13.05	12.28	13.42	13.01	12.25	12.70
Investment Operations:
Investment income—net[a]	.24	.48	.49	.50	.54	.55
Net realized and unrealized
gain (loss) on investments	(.27)	.77	(1.13)	.41	.75	(.46)
Total from Investment Operations	(.03)	1.25	(.64)	.91	1.29	.09
Distributions:
Dividends from
investment income—net	(.23)	(.48)	(.49)	(.50)	(.53)	(.54)
Dividends from net realized
gain on investments	—	(.00)[b]	(.01)	—	—	—
Total Distributions	(.23)	(.48)	(.50)	(.50)	(.53)	(.54)
Net asset value, end of period	12.79	13.05	12.28	13.42	13.01	12.25
Total Return (%)	(.23)[c]	10.31	(4.93)	7.04	10.80	.65
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.76 [d]	.77	.74	.78	.78	.77
Ratio of net expenses
to average net assets	.66 [d]	.66	.67	.78	.78	.77
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	.00 [e]	.00 [e]	—	—	—
Ratio of net investment income
to average net assets	3.66 [d]	3.78	3.80	3.75	4.30	4.31
Portfolio Turnover Rate	3.91 [c]	10.18	11.31	12.10	9.58	18.88
Net Assets, end of period
($ x 1,000)	114,476	120,340	116,050	139,334	137,552	135,981

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 675 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (200 million shares authorized), Class C (150 million shares authorized), Class I (150 million shares authorized), ClassY (150 million shares authorized) and Class Z (25 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and inter-

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are pur-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

chased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	490,756,803	—	490,756,803
† See Statement of Investments for additional detailed categorizations.

At June 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $17,709,204 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2014. If not applied, $822,282 of the carryover expires in fiscal year 2015, $1,125,950 expires in fiscal year 2016 and $6,969,933 expires in fiscal year 2017.The fund has $953,557 of post-enactment short-term capital losses and $7,837,482 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2014 was as follows: tax-exempt income $18,383,527 and ordinary income $201,783.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Mangement Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from January 1, 2015 through May 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution

Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $248,840 during the period ended June 30, 2015.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2015, Class C shares were charged $40,327 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2015, Class A and Class C shares were charged $466,540 and $13,442, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily at net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2015, Class Z shares were charged $32,604 pursuant to the Shareholder Services Plan.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2015, the fund was charged $64,341 for transfer agency services and $3,068 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $143.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2015, the fund was charged $22,568 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended June 30, 2015, the fund was charged $2,307 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2015, the fund was charged $6,240 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $246,091, Distribution Plan fees $6,289, Shareholder Services Plan fees $83,421, custodian fees $18,459, Chief Compliance Officer fees $3,169 and transfer agency fees $20,822, which are offset against an expense reimbursement currently in effect in the amount of $44,190.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2015, amounted to $19,661,278 and $32,637,208, respectively.

At June 30, 2015, accumulated net unrealized appreciation on investments was $33,105,884, consisting of $34,760,986 gross unrealized appreciation and $1,655,102 gross unrealized depreciation.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 11-12, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median, except for the five- and ten-year periods when it was below the median, and below the Performance Universe median, except for the one- and two-year periods. The Board also noted that the fund’s yield performance was at or above the Performance Group median for six of the ten one-year periods ended December 31st and at or above the Performance Universe median for seven of the ten one-year periods ended December 31st.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense

The Fund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Group median, the fund’s actual management fee was at the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus has contractually agreed, until May 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12 b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.60%. On or after May 1, 2016, Dreyfus may terminate this expense limitation at any time.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, zof the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices/measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 43

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Bond Fund, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 20, 2015

By:       /s/James Windels

            James Windels,

            Treasurer

Date:    August 20, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)